E*TRADE TECHNOLOGY INDEX FUND
ANNUAL REPORT

Dear E*TRADE Funds Shareholders,

We're writing to report the performance of the E*TRADE Technology Index Fund (the "Fund") for the year ended December 31, 2001. We'd also like to take this opportunity to thank all of you for your investment in the Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTITM Composite) Index (the "GSTI Index" or "Index").* The GSTI Composite Index is one of the broadest measures of U.S. traded technology stocks available. The GSTI Composite Index generally includes over 200 companies representing six different segments of the U.S. technology marketplace selected by Goldman Sachs & Co. (including hardware, internet, multi-media networking, semiconductors, services, and software). The GSTI Composite Index primarily consists of stocks of companies in the technology industry with capitalization of at least $1 billion. However, it may also include companies with smaller capitalization.

The Fund is limited to investments in industry segments of the U.S. stock market that are generally associated with the U.S. technology market place. Greater risk and increased volatility are associated with investments in these segments of the stock market. The technology segment can be affected by specific risks including aggressive product prices due to competitive pressure from numerous market entrants, short product cycles and product obsolescence, among others.

--------------------------------------------------------------------------------
                           AVERAGE ANNUAL RETURN            CUMULATIVE RETURN
--------------------------------------------------------------------------------
                               SINCE        9/1/99-       SINCE       9/1/99-
                   ONE YEAR    INCEPTION    12/31/01**    INCEPTION   12/31/01**
--------------------------------------------------------------------------------
Fund               -29.03%      -16.53%      -17.83        -35.03%     -36.80
--------------------------------------------------------------------------------
Technology Index   -28.56%      -            -17.56        -           -36.32
--------------------------------------------------------------------------------

The following graph shows the hypothetical return of $10,000 invested in the GSTI Index (and not the return of any fund). An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

                   GSTI
 DATE             INDEX+
-----------------------------------------

8/13/99          $10,000
9/30/99          $10,100
10/31/99         $10,458
11/30/99         $11,919

12/31/99         $14,339
1/31/00          $13,453
2/29/00          $15,894
3/31/00          $16,608
4/30/00          $15,160
5/31/00          $13,489
6/30/00          $15,149
7/31/00          $14,442
8/31/00          $16,321
9/30/00          $13,677
10/31/00         $12,644
11/30/00         $ 9,748
12/31/00         $ 8,913
1/31/01          $10,374.73
2/29/01          $ 7,498.86
3/31/01          $ 6,458.02
4/30/01          $ 7,690.20
5/31/01          $ 7,382.60
6/30/01          $ 7,401.79
7/31/01          $ 6,874.78
8/31/01          $ 5,979.69
9/30/01          $ 4,771.19
10/31/01         $ 5,537.45
11/30/01         $ 6,481.03
12/31/01         $ 6,366.31



The following graph provides the hypothetical account values of $10,000 invested in the Fund as of the end of each month in which the Fund was operational for the period ended December 31, 2001.

                    E*TRADE
                TECHNOLOGY INDEX
 DATE             INDEX FUND+
-------------------------------------

8/13/99            $10,000.00
9/30/99            $10,390.00
10/31/99           $10,760.00
11/30/99           $12,310.00
12/31/99           $14,771.00
1/31/00            $13,877.00
2/29/00            $16,382.00
3/31/00            $17,109.00
4/30/00            $15,633.00
5/31/00            $13,908.00
6/30/00            $15,602.00
7/31/00            $14,864.00
8/31/00            $16,787.00
9/30/00            $14,064.00
10/31/00           $12,993.00
11/30/00           $10,010.00
12/31/00            $9,155.00
1/31/01            $10,638.11

2/29/01            $ 7,694.54
3/31/01            $ 6,624.00
4/30/01            $ 7,872.97
5/31/01            $ 7,560.73
6/30/01            $ 7,571.88
7/31/01            $ 7,025.46
8/31/01            $ 6,111.03
9/30/01            $ 4,875.89
10/31/01           $ 5,652.88
11/30/01           $ 6,610.05
12/31/01           $ 6,497.44


[insert chart]


+Hypothetical illustration of $10,000 invested at inception (commencement of operations was August 13, 1999), assuming reinvestment of dividends and capital gains at net asset value through December 31, 2001. This graph reflects the Fund's operating expenses, but the Index does not have expenses, which would have lowered its performance.

The graph does not reflect the deduction of taxes that you would pay on a Fund distribution or redemption of Fund shares.

You should remember that past performance is no guarantee of future returns and the Fund may not be able to duplicate its performance. The investment return and principal value of an investment in the Fund will fluctuate, and your shares, when redeemed, may be worth more or less than their original cost.

FINANCIAL MARKETS COMMENTARY

Throughout the year, a steady decline in economic conditions contributed to weak corporate performance, and in turn, lower stock prices. Beginning in January, many companies reported slow earnings, falling profits, and layoffs. Technology firms were particularly hard hit by a slowdown in corporate investment in software and communications equipment. As a result, many investors sold shares of technology and telecommunications companies, and the Nasdaq Composite fell 25% in the first quarter alone. There was little news to encourage technology investors during most of 2001, as retail spending declined and job losses remained a significant obstacle to economic recovery. Layoffs accelerated at a record pace in the wake of the September terrorist attacks, and the unemployment rate reached 5.7% by December.

Seeking to restart the sluggish economy, the Federal Reserve Board (the "Fed") cut interest rates steadily throughout the year. The Fed made its first rate cut on January 3, 2001 and its last on December 11; Eleven reductions in 2001 brought the federal funds rate to 1.75%, its lowest level since 1962. Three of those cuts came in the wake of September 11, as the Fed sought to restore investor confidence in the U.S. and international markets. By the end of 2001, there were some indications that the economy was slowly responding to stimulus. Housing starts in November were up a solid 8.2%, factory orders rose, and consumer sentiment improved. In turn, financial markets experienced a rally in the fourth quarter, despite remaining economic and political uncertainty in the aftermath of the terrorist attacks.

Despite the late rally, information technology companies (86.02% of the Index as of December 31, 2001), performed poorly in 2001, falling 29.99%. However, shares of IBM (8.72% of the Index as of December 31, 2001), Microsoft (8.67% of the Index as of December 31, 2001) and Intel Corp. (8.37% of the Index as of December 31, 2001) did manage to rise over the year, gaining 43.00%, 52.74%, and 4.89%, respectively. AOL Time Warner (5.94% of the Index as of December 31,
2001) fell 7.76%. Cisco Systems (5.78% of the Index) and Oracle (3.34% of the Index) both declined, losing 52.65% and 52.48%, respectively. Dell Computer (3.08% of the Index) rose 55.87%, while Texas Instruments (2.11% of the Index) shares declined 40.75% in 2001. Sun Microsystems and Hewlett-Packard (both 1.73% of the Index) stocks lost 55.87% and 33.98%, respectively.

E*TRADE FUNDS

E*TRADE Funds continue to offer an array of index-based, and actively managed mutual funds. Our family of funds is designed to help investors diversify their portfolios across sectors and product types. Our family mission is based on several core principles. We apply seasoned investment experience to actively managed and indexed funds. We keep expenses low by leveraging technology. Low costs and our 100% online platform put the power of portfolio diversification in your hands.

Please check out http://www.etradefunds.etrade.com for a prospectus containing more information, including fees and expenses. Please read the prospectus carefully before you invest or send money.

This year, we would like to highlight two of our index funds for you. Using an index based portfolio management strategy means that knowledge of the funds' investment strategy is very transparent. For example the E*TRADE Russell 2000 Index Fund is composed of small cap firms found in the Russell 2000 Index and the E*TRADE S&P 500 Index Fund is composed of firms found on the S&P 500 Index - wasn't that easy...no surprises.

E*TRADE RUSSELL 2000 INDEX FUND

The E*TRADE Russell 2000 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expenses, the performance of the Russell 2000 Index SM****, a recognized benchmark for the small cap group. Small Cap funds have been noted as a well performing group, according to Kiplinger's Personal Finance Magazine*****, in the first year of a recovery, small stocks have outpaced shares of larger companies by 7.5% on average. The reason: Small companies tend to react more quickly to improved economic conditions. Certain risks are associated with investment in small-cap companies. Small-cap companies tend to be: less financially secure than large-capitalization companies; have less diverse product lines; be more susceptible to adverse developments concerning their products; be more thinly traded; have less liquidity; and have greater volatility in the price of their securities.

E*TRADE S&P 500 INDEX FUND

The E*TRADE S&P 500 Index Fund's investment objective is to provide investment results that match as closely as practicable, before fees and expense, the performance of the S&P 500 Index***, a recognized index for representing a broad perspective on the U.S. Economy. The E*TRADE S&P 500 Index fund is available exclusively to E*TRADE customers.

The E*TRADE Technology Index Fund's audited financial statements for the year ended December 31, 2001 are provided below. We hope you will find them useful for evaluating and monitoring your investment. Thank you again for your continued participation in the E*TRADE Technology Index Fund.

Sincerely,

E*TRADE Funds

* "GSTI TM" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the E*TRADE Technology Index Fund. The E*TRADE Technology Index Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

** The E*TRADE Technology Index Fund began operations on August 13, 1999. Index comparisons began on September 1, 1999.

*** Frank Russell Company does not sponsor the Fund nor is it affiliated in any way with E*TRADE Asset Management or the Fund. "Frank Russell Company" and "Russell 2000 Index" are service marks of the Frank Russell Company and have been licensed for use for certain purposes by E*TRADE Asset Management, Inc. The Fund is not sponsored, endorsed, sold or promoted by Frank Russell Company, and Frank Russell Company makes no representation or warranty, express or implied, regarding the advisability of investing in the Fund. Please see the Statement of Additional Information.

****Standard & Poor'sTM," "S&PTM", "S&P 500TM", "Standard & Poor's 500(R)," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by E*TRADE Asset Management, Inc. for use in connection with the Fund.

The Fund is not sponsored, endorsed, sold, or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

*****Kiplinger's Personal Finance Magazine, January 2002. Kiplinger's utilized data back to 1954, which covered the past 10 recessions in the US economy.

E*TRADE TECHNOLOGY INDEX FUND
Schedule of Investments
December 31, 2001
--------------------------------------------------------------------------------


                                                                             NUMBER
                                                                            OF SHARES          VALUE
                                                                            ---------       ----------

COMMON STOCK (100.3% OF NET ASSETS)
--------------------------------------------
ADVERTISING                                     (0.1%)
         Doubleclick, Inc.                                                     3,670             41,618 *+
                                                                                            -----------

AEROSPACE / DEFENSE                             (0.1%)
         Titan Corp. (The)                                                     1,800             44,910 *
                                                                                            -----------

COMMERCIAL SERVICES                             (1.0%)
         Accenture Ltd. - Class A                                              9,300            250,356 *
         Convergys Corp.                                                       4,700            176,203 *
         Exult, Inc.                                                           2,800             44,940 *
         KPMG Consulting, Inc.                                                 4,284             70,986 *
         Plexus Corp.                                                          1,100             29,216 *
         Priceline.com, Inc.                                                   6,100             35,502 *
         Ticketmaster - Class A                                                2,700             44,253 *
                                                                                            -----------
                                                                                                651,456
                                                                                            -----------
COMMUNICATIONS SERVICES                         (0.3%)
         Avaya, Inc.                                                           7,848             95,353 *+
         L-3 Communications Holdings, Inc.                                     1,021             91,890 *+
                                                                                            -----------
                                                                                                187,243
                                                                                            -----------
COMPUTER FACILITIES MANAGEMENT                  (0.2%)
         Comverse Technology, Inc.                                             5,032            112,566 *
                                                                                            -----------

COMPUTER INTEGRATED SYSTEMS DESIGN              (1.6%)
         Bea Systems, Inc.                                                    10,788            166,135 *+
         Broadvision, Inc.                                                     7,808             21,394 *+
         Brocade Communications Systems, Inc.                                  6,242            206,735 *
         Computer Sciences Corp.                                               4,586            224,622 *
         Inktomi Corp.                                                         3,505             23,519 *
         Jack Henry & Associates, Inc.                                         2,464             53,814
         Network Appliance, Inc.                                               9,028            197,442 *
         Redback Networks, Inc.                                                4,336             17,127 *
         Tibco Software, Inc.                                                  5,411             80,786 *
                                                                                            -----------
                                                                                                991,574
                                                                                            -----------
COMPUTER PERIPHERAL EQUIPMENT                   (7.2%)
         Adaptec, Inc.                                                         2,858             41,441 *
         Cisco Systems, Inc.                                                 199,573          3,614,267 *
         Emulex Corp.                                                          2,240             88,502 *
         Juniper Networks, Inc.                                                8,794            166,646 *
         Lexmark International, Inc.                                           3,568            210,512 *
         Palm, Inc.                                                           15,526             60,241 *
         Qlogic Corp.                                                          2,531            112,655 *
         Research in Motion Ltd.                                               2,114             50,144 *+
         Symbol Technologies, Inc.                                             6,193             98,345
         3-Com Corp.                                                           9,489             60,540 *
                                                                                            -----------
                                                                                              4,503,293
                                                                                            -----------
COMPUTER PROGRAMMING SERVICES                   (0.4%)
         Amdocs Ltd.                                                           5,998            203,752 *
         Informatica Corp.                                                     2,168             31,458 *
                                                                                            -----------
                                                                                                235,210
                                                                                            -----------
COMPUTER RELATED SERVICES                       (2.2%)
         CMGI, Inc.                                                            9,410             15,338 *+
         Electronic Data Systems Corp.                                        12,857            881,347
         Internet Security Systems, Inc.                                       1,295             41,518 *+
         Paychex, Inc.                                                        10,181            354,808


         Red Hat, Inc.                                                         4,682             33,242 *
         RSA Security, Inc.                                                    1,493             26,068 *+
                                                                                            -----------
                                                                                              1,352,321
                                                                                            -----------

COMPUTER STORAGE DEVICES                        (1.4%)
         EMC Corp.                                                            60,307            810,526 *
         Quantum Corp.                                                         4,267             42,030 *
         Sandisk Corp.                                                         1,890             27,216 *
         StorageNetworks, Inc.                                                 2,616             16,167 *+
                                                                                            -----------
                                                                                                895,939
                                                                                            -----------
COMPUTERS                                       (0.5%)
         Ceridian Corp.                                                        3,967             74,381 *
         Enterasys Networks Inc.                                               5,255             46,507 *
         Maxtor Corp.                                                          6,508             41,261 *
         Perot Systems Corp. - Class A                                         2,700             55,134 *
         Riverstone Networks, Inc.                                             3,200             53,120 *
         Storage Technology Corp.                                              2,857             59,054 *
                                                                                            -----------
                                                                                                329,457
                                                                                            -----------
COMPUTERS, PERIPHERAL & SOFTWARE                (1.2%)
         Autodesk, Inc.                                                        1,533             57,135
         CDW Computer Centers, Inc.                                            2,352            126,326 *+
         Handspring, Inc.                                                      3,552             23,940 *+
         Manugistics Group, Inc.                                               1,902             40,094 *+
         McDATA Corp., Class A                                                 2,180             53,410 *
         National Instruments Corp.                                            1,378             51,620 *
         NetIQ Corp.                                                           1,414             49,858 *
         Nvidia Corp.                                                          3,952            264,389 *+
         Sybase, Inc.                                                          2,721             42,883 *
         webMethods, Inc.                                                      1,345             22,542 *+
         Wind River Systems, Inc.                                              2,080             37,253 *
                                                                                            -----------
                                                                                                769,450
                                                                                            -----------
DATA PROCESSING & PREPARATION                   (4.7%)
         Acxiom Corp.                                                          2,387             41,701 *
         Affiliated Computer Services, Inc.                                    1,507            159,938 *+
         Automatic Data Processing, Inc.                                      16,820            990,698
         Bisys Group, Inc.                                                     1,610            103,024 *
         DST Systems, Inc.                                                     3,297            164,355 *
         First Data Corp.                                                     10,342            811,330
         Fiserv, Inc.                                                          5,118            216,594 *
         Infospace.com, Inc.                                                   8,344             17,105 *
         Sungard Data Systems, Inc.                                            7,559            218,682 *
         Verisign, Inc.                                                        6,391            243,114 *+
                                                                                            -----------
                                                                                              2,966,541
                                                                                            -----------
DEPOSIT BANKING                                 (0.7%)
         Concord EFS, Inc.                                                    13,662            447,840 *+
                                                                                            -----------

DISTRIBUTION / WHOLESALE                        (0.1%)
         Ingram Micro, Inc.                                                    2,100             36,372 *
                                                                                            -----------

ELECTRONIC COMPONENTS                           (1.7%)
         American Power Conversion Corp.                                       5,368             77,621 *
         AVX Corp.                                                             4,697            110,802
         Celestica, Inc.                                                       5,202            210,109 *+
         Flextronics International Ltd.                                       13,230            317,388 *
         Sanmina Corp.                                                        14,150            281,585 *
         Vishay Intertechnology, Inc.                                          3,893             75,913 *+
                                                                                            -----------
                                                                                              1,073,418
                                                                                            -----------
ELECTRONIC COMPUTERS                            (16.8%)
         Apple Computer, Inc.                                                  9,588            209,977 *
         Compaq Computer Corp.                                                46,100            449,936
         Dell Computer Corp.                                                  71,022          1,930,378 *
         Gateway, Inc.                                                         8,854             71,186 *
         Hewlett-Packard Co.                                                  52,788          1,084,266
         International Business Machines Corp.                                45,157          5,462,191
         Rational Software Corp.                                               5,268            102,726 *

         Sun Microsystems, Inc.                                               88,197          1,084,823 *
         Unisys Corp.                                                          8,698            109,073 *
                                                                                            -----------
                                                                                             10,504,556
                                                                                            -----------

ELECTRONIC PARTS & EQUIPMENT                    (0.3%)
         Arrow Electronics, Inc.                                               2,751             82,255 *
         Avnet, Inc.                                                           3,237             82,446
         Checkfree Holdings Corp.                                              2,387             42,966 *+
                                                                                            -----------
                                                                                                207,667
                                                                                            -----------
ELECTRONICS                                     (0.9%)
         Agilent Technologies, Inc.                                           12,554            357,915 *
         Amphenol Corp. - Class A                                              1,111             53,384 *
         ATI Technologies, Inc.                                                6,200             78,740 *
         KEMET Corp.                                                           2,358             41,855 *
         Mentor Graphics Corp.                                                 1,716             40,446 *
                                                                                            -----------
                                                                                                572,340
                                                                                            -----------
HEALTH & PERSONAL CARE                          (0.2%)
         Newport Corp.                                                           963             18,567
         Sapient Corp.                                                         3,495             26,981 *
         Tektronix, Inc.                                                       2,465             63,548 *
                                                                                            -----------
                                                                                                109,096
                                                                                            -----------
INFORMATION RETRIEVAL SERVICES                  (7.8%)
         Agile Software Corp.                                                  1,311             22,575 *
         Amazon.com, Inc.                                                     10,113            109,423 *+
         AOL Time Warner, Inc.                                               115,787          3,716,763 *
         Commerce One, Inc.                                                    7,628             27,232 *
         Earthlink, Inc.                                                       3,897             47,427 *
         Ebay, Inc.                                                            7,498            501,616 *+
         Sabre Holdings Corp.                                                  3,591            152,079 *
         Yahoo!, Inc.                                                         15,451            274,101 *+
                                                                                            -----------
                                                                                              4,851,216
                                                                                            -----------
MEASURING & CONTROLLING DEVICES                 (0.4%)
         Kla-Tencor Corp.                                                      4,992            247,404 *
                                                                                            -----------

MOTION PICTURE & VIDEO PRODUCTION               (0.1%)
         C/Net Networks, Inc.                                                  3,798             34,068 *
         Macrovision Corp.                                                     1,364             48,040 *
                                                                                            -----------
                                                                                                 82,108
                                                                                            -----------
MULTIMEDIA NETWORKING                           (0.1%)
         Polycom, Inc.                                                         2,464             84,762 *+
                                                                                            -----------

NETWORK EQUIPMENT                               (1.3%)
         Extreme Networks, Inc.                                                3,126             40,325 *
         Finisar Corp.                                                         5,322             54,125 *+
         Foundry Networks, Inc.                                                3,237             26,382 *
         Lucent Technologies, Inc.                                            92,860            584,089 +
         Oni Systems Corp.                                                     3,800             23,826 *
         Sonus Networks, Inc.                                                  5,508             25,447 *
         Sycamore Networks, Inc.                                               7,447             39,916 *
                                                                                            -----------
                                                                                                794,110
                                                                                            -----------
PREPACKAGED SOFTWARE                            (18.9%)
         Adobe Systems, Inc.                                                   6,423            199,434
         Ariba, Inc.                                                           7,051             43,434 *+
         BMC Software, Inc.                                                    6,605            108,124 *
         Cadence Design System, Inc.                                           6,697            146,798 *
         Check Point Software Technologies Ltd.                                6,569            262,037 *+
         Citrix Systems, Inc.                                                  5,080            115,113 *+
         Cognos, Inc.                                                          2,315             57,875 *
         Computer Associates International, Inc.                              15,694            541,286
         Compuware Corp.                                                      10,080            118,843 *
         CSG Systems, Inc.                                                     1,415             57,237 *
         E.piphany, Inc.                                                       1,940             16,897 *
         Electronic Arts                                                       3,737            224,033 *
         Interwoven, Inc.                                                      2,836             27,623 *
         Intuit, Inc.                                                          5,805            248,222 *


         I2 Technologies, Inc.                                                11,523             91,032 *
         J.D. Edwards & Co.                                                    3,105             51,077 *
         Macromedia, Inc.                                                      1,623             28,889 *
         Mercury Interactive Corp.                                             2,290             77,814 *
         Micromuse, Inc.                                                       1,982             29,730 *+
         Microsoft Corp.                                                      81,950          5,429,188 *
         Networks Associates, Inc.                                             3,771             97,480 *
         Novell, Inc.                                                          9,769             44,840 *
         Openwave Systems, Inc.                                                4,694             45,954 *
         Oracle Systems Corp.                                                151,332          2,089,895 *
         Parametric Technology Corp.                                           7,179             56,068 *
         Peoplesoft, Inc.                                                      8,274            332,615 *
         Peregrine Systems, Inc.                                               5,221             77,427 *
         Quest Software, Inc.                                                  2,450             54,170 *+
         Realnetworks, Inc.                                                    4,331             25,726 *
         Siebel Systems, Inc.                                                 12,588            352,212 *
         Symantec Corp.                                                        1,930            128,017 *+
         Synopsys, Inc.                                                        1,564             92,385 *+
         Veritas Software Corp.                                               10,921            489,588 *
         Vignette Corp.                                                        6,805             36,543 *
                                                                                            -----------
                                                                                             11,797,606
                                                                                            -----------
PRESSED & BLOWN GLASS                           (0.4%)
         Corning, Inc.                                                        25,711            229,342
                                                                                            -----------

PRINTED CIRCUIT BOARDS                          (0.6%)
         Jabil Circuit, Inc.                                                   5,399            122,665 *+
         Solectron Corp.                                                      21,900            247,032 *+
                                                                                            -----------
                                                                                                369,697
                                                                                            -----------
PROCESS CONTROL INSTRUMENTS                     (0.4%)
         Perkinelmer, Inc.                                                     3,291            115,251
         Teradyne, Inc.                                                        4,790            144,371 *
                                                                                            -----------
                                                                                                259,622
                                                                                            -----------
RADIO & TV COMMUNICATIONS EQUIPMENT             (3.4%)
         Andrew Corp.                                                          2,247             49,187 *
         Corvis Corp.                                                          9,818             31,712 *
         Motorola, Inc.                                                       60,580            909,912
         Qualcomm, Inc.                                                       20,807          1,050,754 *
         Scientific Atlanta, Inc.                                              4,281            102,487
                                                                                            -----------
                                                                                              2,144,052
                                                                                            -----------
SEMICONDUCTORS                                  (0.7%)
         Agere Systems, Inc.                                                  19,853            112,964 *
         Axcelis Technologies, Inc.                                            2,632             33,926 *
         Genesis Microchip, Inc.                                                 600             39,672 *
         GlobespanVirata, Inc.                                                 2,006             25,978 *
         Integrated Circuit Systems, Inc.                                      1,800             40,662 *
         Intersil Corp. - Class A                                              2,496             80,496 *
         Semtech Corp.                                                         1,912             68,239 *
         Silicon Laboratories, Inc.                                            1,300             43,823 *
                                                                                            -----------
                                                                                                445,760
                                                                                            -----------
SEMICONDUCTORS & RELATED DEVICES                (19.2%)
         Advanced Micro Devices, Inc.                                          9,248            146,673 *
         Altera Corp.                                                         10,526            223,362 *
         Amkor Technologies, Inc.                                              4,392             70,404 *+
         Analog Devices, Inc.                                                  9,835            436,576 *
         Applied Micro Circuits Corp.                                          8,102             91,715 *
         Atmel Corp.                                                          12,684            100,457 *
         Broadcom Corp., Class A                                               5,015            204,963 *
         Cirrus Logic, Inc.                                                    2,201             29,097 *
         Conexant Systems, Inc.                                                6,967            100,046 *
         Cree, Inc.                                                            1,976             58,213 *+
         Cypress Semiconductor Corp.                                           3,228             64,334 *
         Fairchild Semicon International, Class                                2,674             75,407 *
         Integrated Device Technology, Inc.                                    2,809             74,691 *
         Intel Corp.                                                         166,683          5,242,180
         International Rectifier Corp.                                         1,692             59,017 *
         JDS Uniphase Corp.                                                   31,925            278,705 *
         Lattice Semiconductor Corp.                                           3,025             62,224 *
         Linear Technology Corp.                                               8,619            336,486
         LSI Logic Corp.                                                       9,958            157,137 *+
         Marvell Technology Group Ltd.                                         3,165            113,370 *
         Maxim Intergrated Products, Inc.                                      8,810            462,613 *
         Micrel, Inc.                                                          2,515             65,968 *+
         Microchip Technology, Inc.                                            3,604            139,619 *
         Micron Technology, Inc.                                              16,258            503,998 *
         National Semiconductor Corp.                                          4,774            146,991 *
         PMC-Sierra, Inc.                                                      4,503             95,734 *
         Rambus, Inc.                                                          2,767             22,108 *+
         RF Micro Devices, Inc.                                                4,486             86,266 *+
         STMicroelectronics NV                                                24,376            771,988 *+
         Texas Instruments, Inc.                                              47,154          1,320,312
         Triquint Semiconductor, Inc.                                          3,566             43,719 *
         Vitesse Semiconductor, Inc.                                           5,455             67,806 *+
         Xilinx, Inc.                                                          9,041            353,051 *
                                                                                            -----------
                                                                                             12,005,230
                                                                                            -----------
SOFTWARE                                        (1.0%)
         Activision, Inc.                                                      1,400             36,414 *
         Advent Software, Inc.                                                   964             48,152 *+
         Ascential Software Corp.                                              7,029             28,467 *
         Cerner Corp.                                                            936             46,734 *+
         Certegy, Inc.                                                         1,900             65,018 *
         ChoicePoint, Inc.                                                     1,700             86,173 *
         Fair, Isaac & Co., Inc.                                                 600             37,812
         Keane, Inc.                                                           2,000             36,060 *
         Overture Services, Inc.                                               1,600             56,688 *
         Pixar, Inc.                                                           1,322             47,539 *+
         Retek, Inc.                                                           1,338             39,966 *
         Reynolds & Reynolds Company - Class A                                 1,969             47,748
         THQ, Inc.                                                               700             33,929 *
                                                                                            -----------
                                                                                                610,700
                                                                                            -----------
SPECIAL INDUSTRY MACHINERY                      (2.1%)
         Applied Materials, Inc.                                              22,219            890,982 *
         ASM Lithography Holding                                              12,729            217,029 *
         LAM Research Corp.                                                    3,415             79,296 *
         Novellus System, Inc.                                                 3,909            154,210 *
                                                                                            -----------
                                                                                              1,341,517
                                                                                            -----------
TELECOMMUNICATIONS                              (0.1%)
         West Corp.                                                            1,730             43,146 *
                                                                                            -----------

TELECOMMUNICATIONS EQUIPMENT                    (0.3%)
         Harris Corp.                                                          1,751             53,423
         Tekelec                                                               1,632             29,556 *+
         UTStarcom, Inc.                                                       2,922             83,277 *
                                                                                            -----------
                                                                                                166,256
                                                                                            -----------
TELEPHONE & TELEGRAPH APPARATUS                 (1.8%)
         ADC Telecommunications, Inc.                                         21,534             99,056 *
         Advanced Fibre Communication, Inc.                                    2,230             39,404 *
         Ciena Corp.                                                           8,977            128,461 *
         Nortel Networks Corp.                                                87,090            653,175 +
         Powerwave Technologies, Inc.                                          1,727             29,843 *
         Tellabs, Inc.                                                        11,136            166,595 *
                                                                                            -----------
                                                                                              1,116,534
                                                                                            -----------
TRAVEL SERVICES                                 (0.1%)
         Expedia, Inc. - Class A                                               1,395             56,651 *+
                                                                                            -----------
TOTAL COMMON STOCK (Cost: $101,333,697)                                                      62,678,580
                                                                                            -----------


                                                                         FACE AMOUNT           VALUE
                                                                         -----------        -----------

SHORT-TERM INVESTMENTS (9.6%)
------------------------------------------------
         Credit Agricole Eurodollar Deposit
           1.70%, 01/07/02                                                 2,000,000          2,000,000 ++
         Fleet National Bank Bank Note
           1.95%, 04/30/02                                                 2,995,980          2,995,980 ++
         Merrimac Money Market Fund
           2.14%, 01/02/02                                                 1,000,000          1,000,000 ++
                                                                                            -----------
TOTAL SHORT-TERM INVESTMENTS (Cost: $5,995,980)                                               5,995,980
                                                                                            -----------


TOTAL INVESTMENTS (Cost: $107,329,677)          (109.9%)                                     68,674,560
LIABILITIES IN EXCESS OF OTHER ASSETS            (-9.9%)                                     (6,169,406)
                                                                                            -----------
NET ASSETS                                      (100.0%)                                    $62,505,154
                                                                                            ===========

*  Non-income producing security.
+  Denotes all or part of security on loan. See Note 3.
++ Represents investment of collateral received from securities lending transactions. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF ASSETS AND LIABILITIES
December 31, 2001
--------------------------------------------------------------------------------

ASSETS

Investments at-value (cost: $107,329,677) (Note 1)                              1         $ 68,674,560
Receivable for fund shares sold                                                                 91,969
Due from E*TRADE Asset Management, Inc. (Note 2)                                                38,710
Dividends receivable                                                                            13,538
Interest receivable                                                                              6,247
Receivable for investment securities sold                                                      351,378
                                                                                          ------------
       TOTAL ASSETS                                                                         69,176,402
                                                                                          ------------
LIABILITIES
Payable for fund shares redeemed                                                               278,600
Accrued administration fee (Note 2)                                                              7,483
Collateral for securities loaned (Note 4)                                                    5,995,980
Disbursements in excess of cash                                                                279,216
Accrued accounting, custody and transfer agent fees                                             49,746
Due to Trustees                                                                                  2,673
Accrued expenses                                                                                57,550
                                                                                          ------------
       TOTAL LIABILITIES                                                                     6,671,248
                                                                                          ------------
TOTAL NET ASSETS                                                                          $ 62,505,154
                                                                                          ============
NET ASSETS CONSIST OF:
Paid-in capital                                                                            130,981,952
Net realized loss on investments                                                           (29,821,681)
Net unrealized depreciation of investments                                                 (38,655,117)
                                                                                          ============
TOTAL NET ASSETS                                                                          $ 62,505,154
                                                                                          ============
SHARES OUTSTANDING (UNLIMITED AUTHORIZED, PAR VALUE $.01)                                   10,840,064
                                                                                          ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE                            $       5.77
                                                                                          ============

     1 Includes securities on loan with market value of $5,676,317. See Note 3.

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENT OF OPERATIONS
Year ended December 31, 2001
--------------------------------------------------------------------------------

NET INVESTMENT INCOME:
       Dividends (Net of foreign withholding tax of $155)                                   $     81,280
       Interest                                                              *                     9,117
                                                                                            ------------
              TOTAL INVESTMENT INCOME                                                             90,397
                                                                                            ------------
EXPENSES (NOTE 2):
       Advisory fee                                                                              119,052
       Administration fee                                                                        224,936
       Shareholder servicing fees                                                                 33,771
       Legal services                                                                             14,269
       Audit services                                                                              7,916
       Custodian fee                                                                              35,168
       Transfer agency fees                                                                       86,520
       Registration fees                                                                          16,240
       Trustee fees                                                                                9,744
       Other expenses                                                                             14,551
                                                                                            ------------
       TOTAL EXPENSES BEFORE WAIVER                                                              562,167
Waived fees and reimbursed expenses (Note 2)                                                    (157,391)
                                                                                            ------------
       NET EXPENSES                                                                              404,776
                                                                                            ------------
NET INVESTMENT LOSS                                                                             (314,379)
                                                                                            ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
       Net realized loss on sale of investments                                              (28,498,611)
       Net change in unrealized depreciation of investments                                   10,814,167
                                                                                            ------------
              NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                (17,684,444)
                                                                                            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                        $(17,998,823)
                                                                                            ============

--------------------------------------------------------------------------------------------------------

*      Interest income includes securities lending income of:                               $      5,782

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                     For the Year Ended       For the Year Ended
                                                                                      December 31, 2001        December 31, 2000
                                                                                     --------------------    --------------------
NET DECREASE IN NET ASSETS
OPERATIONS:
Net investment loss                                                                      $   (314,379)           $   (551,566)
Net realized (loss)/gain on sale of investments                                           (28,498,611)              4,937,359
Net change in unrealized appreciation/(depreciation) of investments                        10,814,167             (42,002,914)
                                                                                         ------------            ------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                      (17,998,823)            (37,617,121)
                                                                                         ------------            ------------
DISTRIBUTIONS TO SHAREHOLDERS:
Distributions from net realized gain on sale of investments                                  (312,732)             (4,203,539)
                                                                                         ------------            ------------
TRANSACTIONS IN SHARES OF COMMON STOCK:
Net proceeds from sale of shares                                                           18,501,830              89,686,027
Value of shares issued in exchange for the net assets of the E*TRADE E-Commerce
Fund (Note 8)                                                                              21,955,299                      --
Value of shares issued in reinvestment of dividends and distributions                         296,741               5,709,381
Cost of shares redeemed                                                                   (15,483,590)            (43,296,831)
                                                                                         ------------            ------------
NET INCREASE IN NET ASSETS FROM TRANSACTIONS IN SHARES OF COMMON STOCK                     25,270,280              52,098,577
                                                                                         ------------            ------------
REDEMPTION FEES                                                                                32,518                 265,157
                                                                                         ------------            ------------
NET INCREASE IN NET ASSETS                                                                  6,991,243              10,543,074
NET ASSETS:
Beginning of year                                                                          55,513,911              44,970,837
                                                                                         ------------            ------------
END OF YEAR                                                                              $ 62,505,154            $ 55,513,911
                                                                                         ============            ============
SHARE TRANSACTIONS:
Number of shares sold                                                                       2,831,719               6,281,052
Issued in exchange for the shares of the E*TRADE E-Commerce Fund (Note 8)                   3,565,908                      --
Number of shares reinvested                                                                    69,658                 565,611
Number of shares redeemed                                                                  (2,386,440)             (3,252,682)
                                                                                         ------------            ------------
NET INCREASE IN SHARES OUTSTANDING                                                          4,080,845               3,593,981
                                                                                         ============            ============

   The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Period from
                                                                                                              August 13, 1999
                                                                                                                (commencement
                                                                    Year Ended            Year Ended       of operations) through
FOR A SHARE OUTSTANDING FOR THE PERIOD                           December 31, 2001     December 31, 2000      December 31, 1999
                                                                 ------------------    -----------------     --------------------

NET ASSET VALUE, BEGINNING OF PERIOD                                   $  8.21              $ 14.21                $ 10.00
                                                                       -------              -------                -------
(LOSS) INCOME FROM INVESTMENT OPERATIONS:
       Net investment loss                                               (0.04)               (0.08)                 (0.01)
       Net realized and unrealized (loss) gain on investments            (2.36)               (5.32)                  4.75
                                                                       -------              -------                -------
       TOTAL (LOSS) INCOME FROM INVESTMENT OPERATIONS                    (2.40)               (5.40)                  4.74
                                                                       -------              -------                -------
DISTRIBUTIONS TO SHAREHOLDERS:
       Distributions from net realized gains                             (0.04)               (0.65)                 (0.58)
                                                                       -------              -------                -------

REDEMPTION FEES ADDED TO PAID-IN CAPITAL                                    -- 6               0.05                   0.05
                                                                       -------              -------                -------
NET ASSET VALUE, END OF PERIOD                                         $  5.77               $ 8.21                $ 14.21
                                                                       =======              =======                =======
TOTAL RETURN                                                            (29.03)%             (38.02)%                47.71% 3
RATIOS/SUPPLEMENTAL DATA:
       Net assets, end of period (000s omitted)                        $62,505              $55,514                $44,971
       Ratio of expenses to average net assets                 1          0.85%                0.85% 5                0.85% 45
       Ratio of net investment loss to average net assets      2         (0.66)%              (0.70)%                (0.49)%4
       Portfolio turnover rate                                           48.65%               27.82%                 35.77% 3

-------------------------------------------------------------------------------------------------------------------------------

1      Ratio of expenses to average net assets prior to waived
       fees and reimbursed expenses                                       1.18%                 N/A                    N/A
2      Ratio of net investment income (loss) to average net assets
       prior to waived fees and reimbursed expenses                      (0.99)%                N/A                    N/A
3      For the period August 13, 1999 (commencement of operations) through
       December 31, 1999 and not indicative of a full year's operating results.
4      Annualized.
5      The Investment Advisor voluntarily agreed to pay the non-affiliated
       Trustee expenses for the Fund for the period August 13, 1999
       (commencement of operations) through May 9, 2000. Even if such action had not been taken, total annualized operating expenses as a percentage of average net assets would have remained unchanged at 0.85% for the period from August 13, 1999 (commencement of operations) through December 31,
       1999 and for the year ended December 31, 2000.
6      Rounds to less than $0.01

The accompanying notes are an integral part of these financial statements.

E*TRADE TECHNOLOGY INDEX FUND
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2001

1.   SIGNIFICANT ACCOUNTING POLICIES

E*TRADE  Technology  Index  Fund (the  "Fund")  is a  non-diversified  series of
E*TRADE Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Trust is organized as a Delaware business trust and was formed on November 4, 1998. As of December 31, 2001, the Trust consisted of seven series: the E*TRADE Bond Fund (formerly the E*TRADE Bond Index Fund), the E*TRADE Financial Sector Index Fund, the E*TRADE International Index Fund, the E*TRADE Premier Money Market Fund, the E*TRADE Russell 2000 Index Fund, the E*TRADE S&P 500 Index Fund, and the E*TRADE Technology Index Fund. These financial statements are for the E*TRADE Technology Index Fund.

The Fund's investment objective is to match, before fees and expenses, the total return of the stocks making up the Goldman Sachs Technology (GSTI(TM) Composite) Index*. The Fund seeks to achieve its objective by investing substantially all of its assets in the same stocks and in substantially the same percentages as the securities that comprise the GSTI(TM) Composite Index.

* "GSTI(TM)" is a trademark of Goldman, Sachs & Co. and has been licensed for use by E*TRADE Asset Management, Inc., the Investment Advisor, for use in connection with the Fund. The Fund is not sponsored, endorsed, sold, or promoted by Goldman, Sachs & Co. or any of its affiliates and neither Goldman, Sachs & Co. nor any of its affiliates makes any representation regarding the advisability of investing in the Fund.

The following is a summary of significant accounting policies that are followed by the Fund in the preparation of its financial statements and which are in conformity with accounting principles generally accepted in the United States of America for investment companies. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

PRINCIPLES OF ACCOUNTING

The Fund used the accrual method of accounting for financial reporting purposes.

INVESTMENT POLICY AND SECURITY VALUATION

Investments are valued at the last reported sale price on the primary securities exchange or national securities market on which such securities are traded.
Securities not listed on an exchange or national securities market, or securities in which there was no last reported sales price, are valued at the most recent bid prices. Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in those securities or by an independent pricing source. U.S. Government obligations are valued at the last reported bid price. Short-term debt securities are valued at amortized cost which approximates market value. Restricted securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by and under the supervision and responsibility of the Fund's Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on the date the securities are purchased or sold (trade date). Revenue is recognized as follows: dividend income is recognized on the ex-dividend date and interest income is recognized on a daily accrual basis. Realized gains and losses are reported on the basis of identified cost of securities delivered.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and distributed quarterly. Distributions to shareholders from any net realized capital gains are declared and distributed annually, generally in December. Such distributions to shareholders are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, market discount, losses deferred to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to Fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may impact net investment income per share. Undistributed net investment income may include temporary book and tax basis differences, which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

FEDERAL INCOME TAXES

The Fund is treated as a separate entity from each other series of the Trust for federal income tax purposes. The Fund intends to qualify as a "regulated investment company" ("RIC") under Subchapter M of the Code. If so qualified, the Fund must distribute annually all of its investment company taxable income and any net capital gains (taking into account capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the year ended December 31, 2001.

As of December 31, 2001, for federal income tax purposes, the Fund had a capital loss carryforward of $4,029,927 expiring in 2009. The Fund will not distribute any realized capital gains until the capital loss carryforward has been fully utilized or until it expires. For the year ended December 31, 2001, the Fund has elected to defer $20,487,105 of capital losses attributable to Post-October losses. Approximately $25,106,304 of capital loss carryforward in the E*TRADE Technology Index Fund, which will expire in 2008, was acquired in the substitution with the E*TRADE E-Commerce Fund on 12/07/0 and is available to offset future capital gains of the Fund. The losses absorbed by E*TRADE Technology Index Fund from the substitution with E*TRADE E-Commerce Index Fund may be limited under IRS regulations.

REDEMPTION FEES

Redemption of shares held in the Fund for less than four months are subject to a redemption fee of 1.00%, calculated as a percentage of redemption proceeds. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.

2.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

E*TRADE Asset Management, Inc. ("ETAM"), a wholly owned subsidiary of E*TRADE Group, Inc. ("E*TRADE Group"), serves as the investment advisor for the Fund pursuant to an investment advisory agreement ("Advisory Agreement"). For its services as investment advisor, ETAM is paid by the Fund a fee at an annual rate of 0.25% average daily net assets.

Barclays Global Fund Advisors, Inc. ("BGFA") serves as the Fund's investment sub-advisor. BGFA is a California corporation indirectly owned by Barclays Bank PLC. For its services, BGFA is paid by ETAM a fee calculated at an annual rate equal to 0.20% of the Fund's average daily net assets on amounts up to $200 million, 0.15% of average daily net assets on amounts between $200 million and $500 million, and 0.12% of average daily net assets above $500 million.

ETAM  also  provides  administrative  services  to  the  Fund,  pursuant  to  an administrative services agreement ("Administrative Agreement"). Services provided by ETAM acting as administrator include, but are not limited to: coordinating the services performed by the transfer and dividend disbursing agent, custodian, sub-administrator, shareholder servicing agent, independent auditors and legal counsel; preparing and supervising the preparation of periodic reports to the Fund's shareholders; generally supervising regulatory compliance matters; providing, at its own expense, the services of its personnel to serve as officers of the Trust; monitoring and reviewing the Fund's contracted services and expenditures; and reporting to the Board of Trustees concerning its activities pursuant to the Administration Agreement. The Fund pays ETAM an administrative services fee equal to 0.15% of the average daily net assets. Prior to September 10, 2001, ETAM was paid 0.60% of the average daily net assets of a unitary and all inclusive administrative services fee.

As of September 10, 2001, ETAM also acts as shareholder servicing agent to the Fund under a new Shareholder Servicing Agreement with the Fund. As shareholder servicing agent, ETAM provides services to shareholders or investors investing in shares of the Fund such as: support of telephone services; delivery of prospectuses, reports and proxy statements; receiving, tabulating and transmitting proxies executed on behalf of shareholders; maintenance of shareholders' records reflecting shares purchased and redeemed and share balances; maintaining account records and providing shareholders with account statements; integrating periodic statements with other shareholder transactions; and providing such similar services as the Trust may reasonably request to the extent ETAM is permitted to do so under applicable statutes, rules or regulations. The Fund pays ETAM a shareholder servicing fee equal to 0.25% of the average daily net assets of the Fund. In addition, ETAM is allowed to use the servicing fees it receives under the Shareholder Servicing Agreement to compensate its affiliates, including E*TRADE Securities, Inc., a wholly owned subsidiary of E*TRADE Group, the Trust's distributor, for shareholder services provided by such affiliate to the Fund. Prior to September 10, 2001, E*TRADE Securities, Inc., served as the shareholder servicing agent for the Fund.

The amount called Due from E*TRADE Asset Management reflects contractual arrangements between ETAM and the Fund to waive or limit its fees or to assume other expenses on an annualized basis through at least August 31, 2002. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM pursuant to the Expense Limitation Agreement provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made to ETAM without causing the total annual expense ratio of the Fund to exceed 0.85%.

In the interest of limiting expenses of the Fund, ETAM has entered into an expense limitation agreement with the Fund ("Expense Limitation Agreement") through at least August 31, 2002. The Expense Limitation Agreement may continue from year to year thereafter. ETAM has agreed to waive or limit its fees and assume other expenses so that the total operating expenses of the Fund (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund's business) are limited to 0.85% of the Fund's daily net assets. The Fund may at a later date reimburse to ETAM the fees waived or limited and other expenses assumed and paid by ETAM provided that, among other things, the Fund has reached a sufficient size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed the percentage limit stated above. Consequently, no reimbursement by the Fund will be made unless: (i) the Fund's total annual expense ratio is less than the percentage stated above and
(ii) the payment of such reimbursement has been approved by the Trust's Board of Trustees on a quarterly basis. The total amount of reimbursement to which ETAM may be entitled will equal, at any time, the sum of (i) all fees previously waived or reduced by ETAM and (ii) all other payments previously remitted by ETAM to the Fund in accordance with the Expense Limitation Agreement during any of the previous three fiscal years, less any reimbursement that the Fund has previously paid to ETAM with respect to (a) such fees previously waived or reduced and (b) such other payments previously remitted by ETAM to the Fund.

Previous to September 10, 2001 the Fund charged a unitary fee of 0.85% that did not contemplate a waiver. For the period after September 10, 2001 ETAM waived or reimbursed fees or expenses totaling $157,391.

PFPC Inc. ("PFPC") serves as the Fund's transfer agent and dividend disbursing agent. Prior to March 1, 2001, PFPC also served as the Fund's sub-administrator and custodian. Investors Bank & Trust Company serves as the sub-administrator, accounting services agent and custodian for the Fund.

E*TRADE Securities, Inc. also serves as the principal underwriter of the Fund. Such services were provided at no cost to the Fund for the year ended December 31, 2001.


3.   PORTFOLIO SECURITIES LOANED

The Fund may participate in securities lending, in which securities are lent to certain securities dealers in exchange for cash collateral equal to 102% of the initial market value of the domestic securities lent and 105% of the initial market value of the non-U.S. securities lent. The amount of collateral is adjusted daily for changes in the market value of securities lent but at no subsequent period would the cash collateral equal less than 100% of the market value of securities lent. The Fund retains a beneficial interest in the collateral held. The Investment Advisor monitors the creditworthiness of all parties to which securities are lent. The Fund charges the corresponding party interest on the market value of securities lent.

 The value of the securities on loan as of December 31, 2001 was $5,676,317 and the value of the related collateral was $5,995,980.

4.   FUTURES CONTRACTS

The Fund may purchase or sell futures contracts to gain exposure to market changes as this may be more efficient or cost effective than actually buying the securities only if there is an active market for such contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date and is exchange traded. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund is required to segregate cash, U.S. Government obligations or other liquid securities in connection with futures transactions in an amount generally equal to the entire futures contract amount. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contracts may not correlate with changes in the value of the underlying securities.

The Fund did not enter into any futures contracts during the year ended December 31, 2001.

5.   REPURCHASE AGREEMENTS

The Fund may invest in repurchase agreements. Repurchase agreements are transactions involving purchases of securities under agreements to resell such securities at a specified price and time are treated as collateralized financing transactions and are recorded at their contracted resale amounts. These repurchase agreements, if any, are detailed in the Fund's Schedule of Investments. The Fund's cash investments must be fully collateralized based on values that are marked to market daily. The Fund's custodian has custody of, and holds in a segregated account, securities acquired as collateral by the Fund under a repurchase agreement. The Fund's Investment Advisor monitors, on an ongoing basis, the value of the collateral to assure that it always equals or exceeds the repurchase price.

The Fund did not enter into repurchase agreements during the year ended December 31, 2001.

6.   INVESTMENT PORTFOLIO TRANSACTIONS

Purchases  and  sales  of  investments,   exclusive  of  short-term  securities,
aggregated $26,460,088 and $23,288,467, respectively, for the year ended December 31, 2001.

7.   UNREALIZED APPRECIATION/DEPRECIATION - TAX BASIS

At December 31, 2001, the cost of investments for federal income tax purposes was $112,634,326. Gross and net unrealized depreciation aggregated $43,959,766.

8.   NOTICE OF MERGER

Effective December 7, 2001, the shareholders of E*TRADE E-Commerce Fund approved the transfer of the fund's assets and liabilities to the E*TRADE Technology Index Fund in exchange for shares of the E*TRADE Technology Index Fund in a tax free transaction. The shareholders of the E*TRADE E-Commerce Index Fund received 3,565,908 shares of the E*TRADE Technology Index Fund which had a value of $21,955,298, including $16,933,768 of unrealized depreciation. The E*TRADE E-Commerce Index Fund was subsequently liquidated.

INDEPENDENT AUDITORS' REPORT

To the Board of Trustees and Shareholders of E*TRADE Funds:

We have audited the accompanying statement of assets and liabilities of E*TRADE Technology Index Fund (the "Fund") (one of seven funds comprising the E*TRADE Funds) including the schedule of investments, as of December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the years ended December 31, 2001 and 2000, and the financial highlights for each of the respective periods ended December 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatements. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the E*TRADE Technology Index Fund as of December 31, 2001, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

/s/Deloitte & Touche LLP
Los Angeles, California
February 14, 2002

TAX INFORMATION (UNAUDITED)

Pursuant to Section 852 of the Internal Revenue Code, the Fund designated $312,732 as long term capital gain dividends for the year ended December 31, 2001.

RESULTS OF SHAREHOLDER VOTING (UNAUDITED)

A special meeting of shareholders of the Fund was held on November 2, 2001, as reconvened on November 27, 2001, at which shareholders voted on the proposals described below. The proxy with respect to this meeting, dated September 21, 2001, provides a more comprehensive discussion of the proposals. The following were the results of the vote:

A.       PROPOSALS APPROVED BY SHAREHOLDERS

         o Election of Trustees of the Trust (aggregating the votes of all shareholders of each series of the Trust)

                        FOR                             WITHHELD AUTHORITY
                        ---                             ------------------
                     84,354,539                             6,895,617

B.       PROPOSALS NOT APPROVED BY SHAREHOLDERS DUE TO THE FAILURE TO ACHIEVE A
         QUORUM:

         o   Conversion   of   Investment    Objective   from   Fundamental   to
             Non-fundamental

                        For                Against                  Abstained
                        ---                -------                  ---------
                     1,488,264             185,660                   48,769

         o   Amendment of Fundamental Investment Restrictions

                                                                        FOR           AGAINST         ABSTAINED
                                                                        ---           -------         ---------
             a.       Industry Concentration                         1,536,528        142,500          43,665
             b.       Borrowing Money                                1,434,587        233,636          54,470
             c.       Issuing Senior Securities                      1,444,518        217,736          60,439
             d.       Lending                                        1,446,947        218,692          57,054
             e.       Underwriting                                   1,455,402        208,887          58,404
             f.       Investments in Real Estate                     1,483,965        195,090          43,638
             g.       Investments in Commodities and Commodity       1,446,607        224,971          51,115
                      Contracts

TRUSTEE/OFFICER INFORMATION (UNAUDITED)

         The chart below identifies the Trustees and officers of the Trust which currently consists of seven series. Each "interested" Trustee as defined by the 1940 Act, is indicated by an asterisk (*).

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Steven Grenadier (36)              Since February 1999        Mr. Grenadier is an Associate
118 King Street                                               Professor of Finance at the
San Francisco, CA  94107                                      Graduate School of Business at
Trustee                                                       Stanford University, where he has
                                                              been employed as a professor since
                                                              1992.
---------------------------------------------------------------------------------------------------------------------------
*Shelly J. Meyers (42) (1)         Since February 1999        Ms. Meyers is the Manager, Chief      Meyers Investment
118 King Street                                               Executive Officer, and founder of     Trust
San Francisco, CA  94107                                      Meyers Capital Management, a
Trustee                                                       registered investment adviser         Meyers Capital
                                                              formed in January 1996.  She has      Management LLC
                                                              also managed the Meyers Pride Value
                                                              Fund since June 1996.
---------------------------------------------------------------------------------------------------------------------------
*Leonard C. Purkis (52) (1)        Since February 1999        Mr. Purkis is chief financial         E*TRADE Bank
118 King Street                                               officer and executive vice
San Francisco, CA  94107                                      president of finance and
Trustee                                                       administration of E*TRADE Group,
                                                              Inc.  He previously served as chief
                                                              financial officer for Iomega
                                                              Corporation (hardware manufacturer)
                                                              from 1995 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Ashley T. Rabun (48)               Since February 1999        Ms. Rabun is the Founder and Chief    Trust For Investment
118 King Street                                               Executive Officer of InvestorReach    Managers
San Francisco, CA  94107                                      (which is a consulting firm
Trustee                                                       specializing in marketing and
                                                              distribution strategies for
                                                              financial services companies formed
                                                              in October 1996).
---------------------------------------------------------------------------------------------------------------------------
George J. Rebhan (67)              Since December 1999        Mr. Rebhan retired in December        Trust For Investment
118 King Street                                               1993, and prior to that he was        Managers
San Francisco, CA  94107                                      President of Hotchkis and Wiley
Trustee                                                       Funds (investment company) from
                                                              1985 to 1993.
---------------------------------------------------------------------------------------------------------------------------
Liat Rorer (41)                    Since May 2001             Ms. Rorer is Vice President of        N/A
President                                                     Operations and a director of
                                                              E*TRADE Asset Management, Inc.
                                                              She is also a Key Business Leader
                                                              of E*TRADE Securities, Inc. which
                                                              she joined in 1999. Prior to that
                                                              Ms. Rorer worked as a senior
                                                              consultant for the Spectrem
                                                              Group, (financial services
                                                              consulting) beginning in 1998.
                                                              From 1996 to 1998, she was a
                                                              marketing Vice President for
                                                              Charles Schwab's Retirement Plan
                                                              Services, and prior to that she
                                                              held positions in Fidelity's
                                                              Retail Services, Legal and
                                                              Institutional Services
                                                              Departments.
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
                                                           TRUSTEES
---------------------------------------------------------------------------------------------------------------------------
         NAME, ADDRESS,                                                                                     OTHER
        AGE AND POSITION                    LENGTH                  PRINCIPAL OCCUPATION(S)             DIRECTORSHIPS
         HELD WITH TRUST                OF TIME SERVED               DURING PAST FIVE YEARS            HELD BY TRUSTEE
---------------------------------------------------------------------------------------------------------------------------
Elizabeth Gottfried (41)           Since November 2000        Ms. Gottfried is Vice President of    N/A
Vice President and Treasurer                                  E*TRADE Asset Management. She
                                                              joined E*TRADE in September 2000.
                                                              Prior to that, she worked at
                                                              Wells Fargo Bank from 1984 to
                                                              2000 and managed various areas of
                                                              Wells Fargo's mutual fund group.
---------------------------------------------------------------------------------------------------------------------------
Ulla Tarstrup (34)                 Since August 2000          Ms. Tarstrup joined E*TRADE in        N/A
Vice President                                                August 1998.  Prior to that, she
                                                              worked in Franklin Resources' legal
                                                              and administration department from
                                                              1994 to 1998.
---------------------------------------------------------------------------------------------------------------------------
Jay Gould (46)                     Since August 2000          Mr. Gould is Secretary of E*TRADE     N/A
Secretary                                                     Asset Management.  From February to
                                                              December 1999, he served as a
                                                              Vice President at Transamerica
                                                              and prior to that he worked at
                                                              Bank of America (banking and
                                                              financial services) from 1994.
---------------------------------------------------------------------------------------------------------------------------

* Ms. Meyers may be considered an "interested" person of the Trust because she is an officer of an investment company whose shares are offered through the mutual fund "supermarket" sponsored by E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust. Mr. Purkis may be considered an "interested" person of the Trust because he is an officer of E*TRADE Group, Inc., the parent company of ETAM, investment adviser to each series of the Trust.

(1) Effective February 21, 2002, Mr. Purkis resigned as a Trustee and Mitchell Caplan was elected by the Board as an "interested" Trustee

         The Statement of Additional Information includes additional information about the Trustees and officers of the Trust and may be obtained, without charge, by accessing our Website online (www.etrade.com) or by calling our toll-free number at (800) 786-2575.